Income Taxes - Tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings (loss) before income taxes and non-controlling interest	$ (39,531)	$ 135,018
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense (recovery)	$ (10,634)	$ 36,320
Increase Decrease In Taxes Abstract
Difference between Canadian rates and rates applicable to subsidiaries in other countries	42,028	5,558
Change in unrecognized deferred tax assets	(7,766)	19,646
Share-based compensation plans	398	1,146
Income in equity-accounted investee	(12,155)	(12,074)
Change in legislation	(1,978)	0
Change in uncertain tax positions	2,455	2,572
Other permanent differences	1,318	7,909
Income tax expense (recovery)	$ 13,666	$ 61,077